Investments	12 Months Ended
Dec. 31, 2020
Schedule of Investments [Abstract]
Investments
4.	INVESTMENTS
Short-term Investments
As of December 31
,
2019 and 2020, the Company’s short-term investments comprised of only debt securities. Short-term held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale
securities include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity
securities.
During the years ended December 31, 2018, 2019 and 2020, the Company recorded interest income from its short-term investments of RMB3.9 billion, RMB5.4 billion and RMB4.7 billion (US$728 million) in the consolidated statements of comprehensive income (loss), respectively.
Short-term investments classification as of December 31, 2019 and 2020 were shown as below:

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value

	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654
Available-for-sale debt investments	5,440	—	—	197	—	5,637

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	123,537	595	—	—	—	124,132	19,024
Available-for-sale debt investments	2,862	—	—	3	—	2,865	439
Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	11,334	12,978	1,989
Available-for-sale debt investment	3,970	2,607	400
Equity investments without readily determinable fair value	24,686	24,603	3,770
Equity method investments	27,105	24,067	3,688
Investments accounted for at fair value	1,819	2,238	343
Long-term held-to-maturity investments	496	9,740	1,493

Total long-term investments	69,410	76,233	11,683

Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Company does not have significant influence.
In 2017, the Company acquired equity interests in China United Network Communication Limited (“China Unicom”), a listed telecommunications company in China for cash consideration of

RMB
7.0
billion.
The China Unicom investment was held by a non-wholly-owned subsidiary of the Company. As the China Unicom investment was subject to a three-year holding requirement, it was accounted for using the measurement alternative in 2018 and as an equity investment with readily determinable fair value in 2019 as the holding restrictions terminate within one year. In 2020, the Company partially disposed its investment in China Unicom for
RMB
2.7
billion,

which was subsequently

distributed to

the

noncontrolling shareholder in January 2021.
Equity investments without readily determinable fair value
In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Impairment charges recognized on equity investments without readily determinable fair value was RMB455 million, RMB778 million and
RMB2.3 billion (US$354 million) for the years ended
December 31, 2018, 2019 and 2020, respectively.
The total carrying value of equity investments without readily determinable fair value held as of December 31, 2019 and 2020 were as follows:

	As of December 31, 2019	As of December 31, 2020	As of December 31, 2020
	RMB	RMB	US$
	(In millions)
Initial cost basis	21,211	19,725	3,023
Cumulative unrealized gains	5,636	8,113	1,243
Cumulative unrealized losses (including impairment)	(2,161)	(3,235)	(496)

Total carrying value	24,686	24,603	3,770

Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	7,119	1,447	4,396	674
Gross unrealized losses (including impairment) (i)	(2,867)	(1,641)	(2,679)	(411)

Net unrealized gains (losses) on equity securities held	4,252	(194)	1,717	263
Net realized gains on equity securities sold	124	211	266	41

Total net gains recognized	4,376	17	1,983	304

(i)
Gross unrealized losses (downward adjustments excluding impairment) were RMB
2.4
 billion, RMB
863
 million and RMB
378
million (US$
58
million) for the years ended December 31, 2018, 2019 and 2020, respectively.

Equity method investments
The carrying amounts of the Company’s equity method investments were RMB27.1 billion and RMB24.1 billion (US$ 3.7 billion) as of December 31, 2019 and 2020, respectively. For the years ended December 31, 2018, 2019 and 2020, the impairment recognized for equity method investments were RMB167 million, RMB9.2 billion and RMB297 million (US$ 46 million), respectively.
Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
As of December 31, 2018, the Company held approximately 19% of Trip’s outstanding shares. The Company was
considered to have significant influence over Trip and accounts for such investment as an equity method investment in accordance with ASC 323.
During 2019, the market value of Trip had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Company concluded that the decline in market value of the investment in Trip was other-than-temporary as of September 30, 2019 and an impairment charge of RMB8.9 billion was recorded in the third quarter of 2019. The Company made a corresponding RMB8.9 billion downward adjustment to the equity method goodwill arising from its acquisition of the Trip investment.

In October 2019, the Company disposed an aggregate of 36 million American Depositary Shares of Trip for cash consideration of US$988 million and recognized a disposal loss of RMB43 million in the year ended December 31, 2019.
After the partial disposal of the investment in Trip the Company held approximately 12% equity interest in Trip, and the Company can actively participate in the operating and financing policies of Trip through its two
seats on Trip’s board of directors with a total of
nine
members. Accordingly, the Company continues to have significant influence over Trip and accounts for its remaining investment as an equity method investment in accordance with ASC 323. As of December 31, 2020, the Company’s investments in Trip had a fair value of RMB15.2 billion (US$2.3 billion), based on the closing share price.
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2019 (ii)	2020	2020
	RMB	RMB	US$
	(In millions)
Current assets	75,578	65,782	10,082
Non-current assets	127,505	132,417	20,294
Current liabilities	74,118	61,360	9,404
Non-current liabilities	25,134	36,558	5,603
Noncontrolling interests	2,047	1,566	240

	For the twelve months ended September 30, (i)
	2018 (ii)	2019 (ii)	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	29,944	34,958	21,704	3,326
Gross profit	24,019	27,627	16,838	2,581
Income (loss) from operations	3,302	4,271	(827)	(127)
Net income (loss)	2,807	3,764	(2,236)	(343)
Net income (loss) attributable to the investees	2,806	3,813	(2,243)	(344)

(i)	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
(ii)
Trip adopted ASC 606, on a fully retrospective basis, and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statements was immaterial, and prior period financial information of Trip was not restated.

Disposal of financial services business
In April 2018, the Company entered into definitive agreements relating to the disposal of its wholly-owned financial services business, which provided consumer credit, wealth management and other financial services. To facilitate the divesture, the Company conducted a series of legal restructuring and recapitalization of entities conducting the financial services business (“Du Xiaoman”), which were accounted for as transactions under common control.
In August 2018, Du Xiaoman issued preferred shares to third-party investors, which resulted in the Company becoming a minority shareholder of Du Xiaoman. Accordingly, Du Xiaoman was deconsolidated from the Group and a disposal gain of RMB
5.5
 billion was recognized in “Others, net” including RMB
4.2
 billion relates to the
re-measurement
of the Company’s retained equity interest in Du Xiaoman. The disposal of Du Xiaoman did not meet the definition of a discontinued operation per ASC Subtopic
205-20,
 Presentation of Financial Statements
—Discontinued Operations
, as the divesture did not represent a shift in strategy nor had a major impact to the Group’s operation and financial results.
The Company retained an equity interest of 41% on a fully diluted basis, and accounted for Du Xiaoman as an equity method investment in accordance with ASC 323, as it retained significant influence over Du Xiaoman. The carrying amount of the Du Xiaoman investment in excess of the Company’s proportionate interest in Du Xiaoman was recognized as equity method goodwill of RMB3.5 billion, intangible assets of RMB851 million and related deferred tax liabilities of RMB213 million.
Deconsolidation of one of the Company’s subsidiaries
In December 2019, the Company lost control and therefore deconsolidated one of its subsidiaries. A non-cash
disposal loss of RMB
801
 million was recognized in “Others, net” in the consolidated statement of comprehensive income (loss) for the year ended December 31, 2019. The Company continued to have significant influence over the entity and accounted for its remaining equity interest in the entity as an equity-method investment in accordance with ASC 323.
As of December 31, 2019 and 2020, in addition to the aforementioned equity method investments, the Company held other equity method investments through its subsidiaries or VIEs and over which had significant influence.
For the year ended December 31, 2020, equity method investments excluding Trip held by the Company in aggregate have met the significance criteria as defined under
Rule 4-08(g) of
Regulation S-X.
Financial information for the Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Current assets	86,713	96,713	14,822
Non-current assets	18,980	15,094	2,313
Current liabilities	65,450	73,842	11,317
Non-current liabilities	8,677	5,545	850
Noncontrolling interests	1,498	1,577	242

	For the twelve months ended September 30, (i)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	4,633	12,598	13,981	2,143
Gross profit	916	6,247	5,083	779
Loss from operations	(418)	(680)	(1,282)	(196)
Net loss	(372)	(638)	(832)	(128)
Net loss attributable to the investees	(352)	(933)	(891)	(137)

	As of December 31, 2020
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	8,419	—	—	7,342	(2,783)	12,978	1,989
Available-for-sale debt investments	2,804	—	—	166	(363)	2,607	400
Investments accounted for at fair value	1,580	—	—	885	(227)	2,238	343

The following table summarizes amortized cost of long-term held-to-maturity investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	496	9,690	1,485
Due in 2 years through 3 years	—	50	8

Total	496	9,740	1,493

Available-for-sale
debt investments are convertible debt instruments issued by private companies and an investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Company’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Due in 1 year	505	—	—
Due in 1 year through 5 years	10	1,587	244
Due in 5 years through 10 years	1,486	—	—
Not due at a single maturity date	1,969	1,020	156

Total	3,970	2,607	400